Note 14 - Shareholders' Equity (Details)	6 Months Ended				12 Months Ended									12 Months Ended			3 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 JPY (¥)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Nov. 08, 2012 JPY (¥)	Jun. 28, 2006 JPY (¥)	Oct. 31, 2012 Options After Stock Split [Member]	Mar. 31, 2012 Trust Networks [Member] JPY (¥)	Mar. 31, 2011 Trust Networks [Member] JPY (¥)	Mar. 31, 2012 GDX [Member] JPY (¥)	Jul. 13, 2012 Directors and Executive Officers [Member] USD ($)	Jul. 13, 2012 Directors and Executive Officers [Member] JPY (¥)	Jul. 14, 2011 Directors and Executive Officers [Member] JPY (¥)
Note 14 - Shareholders' Equity (Details) [Line Items]
Net Assets Minimum Requirement After Dividends						¥ 3,000,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit												21,980,395,000
Adjustments Common Stock to Eliminate Accumulated Deficit												2,539,222,000
Percentage of Dividends Appropriated as Legal Reserve					10.00%	10.00%
Additional Paid in Capital Percentage of Common Stock					25.00%	25.00%
Retained Earnings Available For Dividends Under The Company Act					193,025,000	18,175,192,000
Common Stock, Dividends, Per Share, Declared (in Yen per share)		¥ 1,750	¥ 1,500	¥ 1,250	$ 0.11	¥ 10		¥ 1,750	¥ 1,500	¥ 1,250
Dividends	3,767,000	354,697,000	304,026,000	253,355,000			3,767,000	354,697,000	304,026,000	253,180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yen per share)						¥ 1		¥ 1			¥ 1
Options Exercisable Service Period					1 year	1 year
Options Exercisable Expiration Period					29 years	29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					130	130	138	138									130	130	138
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Yen per share)																	$ 3,383	¥ 318,562	¥ 259,344
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																	$ 3,383	¥ 318,562	¥ 259,344
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													200
Share-based Compensation					425,000	40,007,000		26,843,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					110,000	10,353,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 months	3 months
Noncontrolling Interest, Increase from Subsidiary Equity Issuance								(85,437,000)	(147,346,000)					300,000,000	589,950,000
Payments to Noncontrolling Interests																¥ 5,000